S000019851 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended	316 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Mortgage-Backed Securities Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.58%	0.15%	1.59%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 3
Prospectus [Line Items]
Average Annual Return, Percent	9.06%	(0.19%)	1.79%
Performance Inception Date					Sep. 15, 1999
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	9.19%	(0.06%)	1.92%
Performance Inception Date				May 03, 2010
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	8.83%	(0.32%)	1.65%
Performance Inception Date				May 03, 2010